DIVIDEND PLUS+ INCOME FUND (the “Fund”)

Supplement dated July 11, 2014 to the Prospectus dated December 30, 2013 as Supplemented June 26, 2014

1.	The Portfolio Managers section beginning on page 5 of the Prospectus is hereby amended as follows, to remove Mr. Merriman as a Portfolio Manager:

Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of the Fund:

•	Seth E. Shalov is a Managing Director of the Adviser and has been co-portfolio manager of the Fund since its inception in 2010.

•	Kurt D. Nye, CFA is a Director of the Adviser and has been co-portfolio manager of the Fund since September 2013.

•	Jason E. Putman, CFA is a Managing Director of the Adviser and has been co-portfolio manager of the Fund since December 2013.

•	David A. Kolpak, CFA, is a Director of the Adviser and has been co-portfolio manager of the Fund since May 2014.

•	Richard J. Buoncore is Managing Partner of the Adviser and has been co-portfolio manager of the Fund since its inception in 2010.

2.	The Portfolio Managers section beginning on page 12 of the Prospectus is hereby amended as follows, to remove Mr. Merriman as Portfolio Manager:

+ Portfolio Managers

Seth E. Shalov, Kurt D. Nye, Jason E. Putman, David A. Kolpak, and Richard J. Buoncore co-manage the Fund’s portfolio and are jointly responsible for securities selection in the Fund and perform all aspects of the Fund’s management.

Seth E. Shalov is a Managing Director of the Adviser. Prior to the formation of the Adviser in 2007, Mr. Shalov was a portfolio manager at BC Investment Partners LLC since 2006 and Director of Proprietary Investments and Trading for a prominent New York family office since 2003. Mr. Shalov managed the Highmark Emerging Growth Fund (U.S. Small-cap) for nine years (1990-1998).

Kurt D. Nye, CFA is a Director of the Adviser. Prior to joining the Adviser to support the Fund's investment team in 2011, Mr. Nye was an Investment Analyst with the Townsend Group where he provided portfolio modeling, investment due diligence, and analytical support to clients since 2010. Previously, Mr. Nye was a Senior Financial Analyst at Capital One where he focused on forecasting and analysis since 2008. Mr. Nye holds the Chartered Financial Analyst® designation.

Jason E. Putman, CFA is a Managing Director of the Adviser. Prior to joining the Adviser in 2012, Mr. Putman was with Victory Capital Management where he was a Portfolio Manager on the Large Cap Value team and an Energy and Technology Sector Analyst on the equity research team. From 2000-2004 Mr. Putman was a Research Analyst with Credit Suisse First Boston. Mr. Putman holds the Chartered Financial Analyst® designation.

David A. Kolpak, CFA is a Director of the Adviser. Prior to joining the Adviser in 2014, Mr. Kolpak spent 22 years as an Equity Research Analyst with Victory Capital Management and Principal Global Investors. His responsibilities at Victory included generating buy/sell ideas for portfolio management and providing research coverage of the food, beverage, tobacco, household product, restaurant, gaming, lodging and healthcare industries. Mr. Kolpak holds the Chartered Financial Analyst® designation.

Richard J. Buoncore is Managing Partner of the Adviser. Prior to the formation of the Adviser in 2007, Mr. Buoncore was Managing Partner of BC Investment Partners LLC since 2005. Previously, Mr. Buoncore was CEO of Victory Capital Management, a multibillion dollar asset management and mutual fund complex.

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

244-PSA-0714

DIVIDEND PLUS+ INCOME FUND (the “Fund”)

Supplement dated July 11, 2014 to the Statement of Additional Information dated December 30, 2013 as Supplemented June 26, 2014

1.	The table in the section “Investment Adviser” on page 20 of the Statement of Additional Information is hereby amended as follows:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Seth E. Shalov	None	1 account* $63,993,133	19 accounts $218,301,416	None	None	None
David A. Kolpak	None	None	None	None	None	None
Kurt D. Nye	None	1 account* $63,993,133	None	None	None	None
Richard J. Buoncore	None	1 account* $63,993,133	25 accounts $47,532,758	None	None	None
Jason E. Putman	None	None	3 accounts $83,085,932	None	None	None

* MAI Dividend Strategy Plus Fund LP is managed by the same team as MAI Dividend Plus+ Income Fund.

2.	The Information Concerning Compensation of Portfolio Managers on page 21 of the Statement of Additional Information is hereby amended as follows, to remove Mr. Merriman as a Portfolio Manager.

Information Concerning Compensation of Portfolio Managers. The Portfolio Managers receive a fixed salary and a discretionary bonus. Discretionary bonuses are based on the profitability of the Adviser. All compensation is paid by the Adviser.

3.	The table in the section “Portfolio Manager Ownership in the Fund” on page 21 of the Statement of Additional Information is hereby amended as follows:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of March 31, 2014
Seth E. Shalov	$100,001-$500,000
David Kolpak	None
Kurt Nye	$10,001-$50,000
Richard J. Buoncore	$100,001-$500,000
Jason Putman	$10,001-$50,000

For more information, please contact a Fund customer service representative toll free at (800) 943-6786.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.